SUPPLEMENT

DATED JULY 20, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2010,

AS AMENDED AND RESTATED MAY 28, 2010 AND LAST AMENDED JULY 1, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

Effective July 21, 2010, Wellington Management Company, LLP (“Wellington Management”) will serve as the sole sub-adviser for The Hartford Small Company Fund (“Small Company Fund”) and The Hartford SmallCap Growth Fund (“SmallCap Growth Fund”).  Effective the same date, Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as a sub-adviser to Small Company Fund or SmallCap Growth Fund.  The portion of each fund’s portfolio currently managed by Hartford Investment Management will be managed by Wellington Management.  Accordingly, effective July 21, 2010, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the first sentence of the second paragraph is deleted and replaced with the following:

With respect to Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Small/Mid Cap Equity Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Growth Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, HIFSCO has entered into an investment services agreement with Hartford Investment Management for the provision of the day-to-day investment management services.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS - SUB-ADVISORY/INVESTMENT SERVICES FEES,” the heading for the first table is deleted and replaced with the following:

Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Small/Mid Cap Equity Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS - SUB-ADVISORY/INVESTMENT SERVICES FEES,” the heading for the fourteenth table is deleted and replaced with the following:

Global Growth Fund, Growth Fund, International Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund

4.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS - SUB-ADVISORY/INVESTMENT SERVICES FEES,” the heading for the sixteenth table is deleted and replaced with the following:

Small Company Fund

5.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS - ADVISORY FEE PAYMENT HISTORY,” with respect to Small Company Fund and SmallCap Growth Fund the following footnote is added to the table showing the sub-advisory fees paid by Hartford Investment Financial Services, LLC to Hartford Investment Management for the last three fiscal years:

*  As of July 21, 2010, Hartford Investment Management no longer serves as a sub-adviser to the Fund.

6.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS,” footnote (6) to the table is deleted and replaced with the following:

(6) This portfolio manager manages more than one Hartford Fund (Select Midcap Value Fund and Small/Mid Cap Equity Fund). Assets under management in those Funds total $47 million and $36 million, respectively.

7.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS,” footnote (12) to the table is deleted and replaced with the following:

(12) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Equity Growth Allocation Fund, Small/Mid Cap Equity Fund, Select Midcap Value Fund and Global Enhanced Dividend Fund). Assets under management in those Funds total $22 million, $5 million, $46 million, $5 million, $46 million, $4 million, $4 million, $4 million $4 million, $220 million, $778 million, $641 million, $216 million, $36 million, $47 million and $7 million, respectively.

8.             Under the heading “PORTFOLIO MANAGERS - COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT,” the references to Small Company Fund and its corresponding benchmarks are deleted.

9.             Under the heading “PORTFOLIO MANAGERS - EQUITY SECURITIES BENEFICIALLY OWNED BY HIFSCO OR HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS,” the references to Kurt Cubbage and Hugh Whelan as portfolio managers to Small Company Fund and SmallCap Growth Fund and the references to the dollar range of equity securities beneficially owned by Kurt Cubbage and Hugh Whelan in Small Company Fund and SmallCap Growth Fund are deleted.

10.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Mammen Chally**	9	$2,838.1	9	$578.8	9	(32)	$2,179.6
Jamie A. Rome**	4	$361.6	8	$651.6	18		$1,176.5
David J. Elliott**	1	$104.9	1	$1.8	1		$187.2

**Information as of June 30, 2010.

(32) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account totals approximately $113 million.

11.           Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” Jamie A. Rome is added to the list of partners of the firm.

12.           Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the Incentive Benchmark table for Small Company Fund is revised as follows:

Small Company Fund	Russell 2000 Growth Index (All) Lipper EQ MF Small Cap Growth Average (All, except Rome)

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13.           Under the heading “PORTFOLIO MANAGERS - EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Mammen Chally	Small Company Fund	None*

Jamie A. Rome	Small Company Fund	None*

David J. Elliott	SmallCap Growth Fund	None*

*Information as of June 30, 2010.

This Supplement should be retained with your SAI for future reference.

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